Note 11 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Jul. 23, 2024	Jul. 12, 2024	May 21, 2024
Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)			220,000
Subsequent Event [Member] | July 2024 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		626,368
Stock Issued During Period, Shares, Warrant Exercise (in shares)	626,368
Subsequent Event [Member] | July 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.86
Subsequent Event [Member] | July 2024 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		2,170,000
Subsequent Event [Member] | Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)		458,632
Subsequent Event [Member] | July 2024 Offering [Member]
Proceeds from Issuance or Sale of Equity		$ 2.8